DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Designated as Hedging Instrument [Member]
Schedule of the Fair Value of Open Foreign Exchange Contracts
Foreign exchange forward and		December 31,
options contracts	Balance sheet	2021	2020

Fair value of foreign exchange hedge transactions	Other receivables and prepaid expenses	$973	$2,258
Fair value of foreign exchange hedge transactions	Other payables and accrued expenses	(11)	(3,224)

Total derivatives designated as hedging instruments	Other Comprehensive profit (loss)	$173	$(326)

Not Designated as Hedging Instrument [Member]
Schedule of the Fair Value of Open Foreign Exchange Contracts
Foreign exchange forward and		December 31,
options contracts	Balance sheet	2021	2020

Fair value of foreign exchange non-designated hedge transactions	Other receivables and prepaid expenses	$7	$-
Fair value of foreign exchange non-designated hedge transactions	Other payables and accrued expenses	(67)	(13)

Total derivatives non-designated as hedging instruments		$(60)	$(13)